Segment Information - Additional Information (Details)	12 Months Ended
	Dec. 31, 2018 Segment	Dec. 31, 2016 USD ($)
Disclosure Of Operating Segments [Line Items]
Number of reportable segment | Segment	1
Revenue		$ 11,546,971
Out-licensing
Disclosure Of Operating Segments [Line Items]
Revenue		10,250,000
Out-licensing | Hyundai Pharm Co., Ltd.
Disclosure Of Operating Segments [Line Items]
Revenue		250,000
Out-licensing | Bristol-Myers Squibb
Disclosure Of Operating Segments [Line Items]
Revenue		$ 10,000,000